Shareholders Equity - USD ($)	Common Stock, $.0001 Par Value	Treasury Stock, $.0001 Par Value	Paid-In Capital	Accumulated Deficit	Total
Begnning Balance, Shares at Dec. 31, 2015	104,100
Begnning Balance, Amount at Dec. 31, 2015	$ 10		$ 283,048	$ (486,799)	$ (203,741)
Stock based compensation, Shares	350
Stock based compensation, Amount			41,962		41,962
Capital contribution			11,685		11,685
Common stock issued in exchange for principal and interest due, Shares	5,362
Common stock issued in exchange for principal and interest due, Amount	$ 1		374,999		375,000
Options expense			274,145		274,145
Net loss				(767,853)	(767,853)
Ending Balance, Shares at Dec. 31, 2016	109,812
Ending Balance, Amount at Dec. 31, 2016	$ 11		985,839	(1,254,652)	(268,802)
Repurchase of common stock, Shares	(28,000)	28,000
Repurchase of common stock, Amount	$ (3)	$ 110,000	$ (109,997)
Stock based compensation, Shares	46,060
Stock based compensation, Amount	$ 5	$ (28,000)	$ (110,000)	$ 180,948
Common stock issued, net of issuance cost, Shares	10,000
Common stock issued, net of issuance cost, Amount	$ 1		399,999		$ 400,000
Common stock issued in exchange for principal and interest due, Shares	1,437
Common stock issued in exchange for principal and interest due, Amount			100,000
Warrants expense			50,783		50,783
Convertible debt imputed interest			6,156		6,156
Options expense			311,743		311,743
Net loss				(1,324,972)	(1,324,972)
Ending Balance, Shares at Dec. 31, 2017	139,309
Ending Balance, Amount at Dec. 31, 2017	$ 14		$ 1,925,471	$ (2,579,624)	(654,139)
Net loss					(1,021,766)
Ending Balance, Amount at Sep. 30, 2018					$ (3,574,911)